                                [GRAPHIC LOGO]


                                   COLONIAL
                                  MUNICIPAL
                                 MONEY MARKET
                                     FUND

                           ----------------------

                              SEMIANNUAL REPORT
                              DECEMBER 31, 1995

                           ----------------------

--------------------------------------------------------------------------------
               COLONIAL MUNICIPAL MONEY MARKET FUND HIGHLIGHTS
                        JULY 1, 1995-DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Municipal Money Market Fund seeks to provide investors with steady income, ready liquidity, and maximum stability of principal.

STRATEGY: The Fund pursues its objective by investing primarily in variable rate demand notes, commercial paper and other short-term tax-exempt securities.

THE FUND IS DESIGNED TO OFFER:
- Steady tax-exempt income
- Easy access to your money
- Maximum stability of principal

PORTFOLIO MANAGER COMMENTARY: "Our fourth quarter strategy was to lengthen the Fund's average maturity to lock in higher interest rates. We have also structured the portfolio to make minimal reinvestments in January, when there has historically been a shortage of new issues and finding favorable rates can be difficult."

                                                CLASS A         CLASS B
Inception date                                  11/25/86        11/9/92
Distributions declared per share
for six months ended 12/31/95                   $0.015          $0.011%
Seven-day yield on 12/31/95                      3.967%          2.986%
Seven-day tax-equivalent yield on 12/31/95*      6.567%          4.944%
30-day yield on 12/31/95                         3.385%          2.394%

* Taxable-equivalent yield is based on the 39.6% federal income tax rate.

PORTFOLIO BREAKDOWN                     PORTFOLIO MATURITY
----------------------------------      ------------------------------
Variable Rate Notes .........67.4%      0-29 Days ...............63.3%
Other Tax Exempts ...........14.4%      30-59 Days ..............12.1%
Commercial Paper ............11.2%      60-89 Days ...............2.6%
Put Bonds ....................3.2%      90-179 Days ..............2.6%
Tax Anticipation Notes .......3.2%      180-379 Days ............19.4%
Tax-Exempt Bonds .............0.6%

Bacause the Fund is actively managed, portfolio breakdowns and maturity weightings will change.

--------------------------------------------------------------------------------

                                      2

--------------------------------------------------------------------------------

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

As your Fund approaches the middle of its fiscal year, it is a good time to examine some facts that contributed to memorable performance for most mutual fund investors.
                                                                [PHOTO]
In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. This year is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pick up in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Secondly, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following at a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,



/s/ John A. McNeice, Jr.

    ------------------------------
    John A. McNeice, Jr.
    President
    February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass, or affect the performance of the Fund.


--------------------------------------------------------------------------------

                 STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET

                                  PORTFOLIO

                            INVESTMENT PORTFOLIO

                 DECEMBER 31, 1995 (UNAUDITED, IN THOUSANDS)
MUNICIPAL SECURITIES - (100.5%)                             PAR       VALUE
----------------------------------------------------------------------------
   ALABAMA (3.7%)
*  Alabama I.D.A. Solid Waste Disposal Revenues
     (Pine City Fiber Company L.O.C. Barclays
     Bank PLC) V.R.D.B. 5.250%                            $5,750      $5,750

----------------------------------------------------------------------------
   ARIZONA (0.8%)
*  Maricopa County I.D.A. Series D
     (L.O.C. Bank One, Arizona) V.R.D.B. 5.300%            1,200       1,200

----------------------------------------------------------------------------
   ARKANSAS (3.2%)
*  Clark County Solid Waste Disposal Revenue
     (Reynolds Metals Co. L.O.C. Trust Company Bank)
     V.R.D.B. 5.200%                                       5,000       5,000

----------------------------------------------------------------------------
   CALIFORNIA (3.1%)
   Los Angeles School District Tax & Revenue
     T.R.A.N. 4.500% 7/03/96 Series 95-96                  2,750       2,761
   San Diego T.A.N. Series A
     4.750% 7/03/96                                        2,000       2,008
                                                                      ------
                                                                       4,769

----------------------------------------------------------------------------
   COLORADO (0.5%)
   Colorado Health Facilities Authority Revenue
     MBInsured) V.R.D.B. 5.000%                              400         400
*  Colorado Student Obligation Bond Authority
     Student Loan Revenue (L.O.C. Student Loan
     Marketing Association) V.R.D.B. 5.200%                  400         400
                                                                      ------
                                                                         800

----------------------------------------------------------------------------
   DISTRICT OF COLUMBIA (2.0%)
   District of Columbia Revenue Series 1985
     (American University L.O.C. National
     Westminister Bank) V.R.D.B. 5.200%                    3,100       3,100

----------------------------------------------------------------------------
   FLORIDA (5.2%)
   Putnam County Development Authority P.C.R.
     Series 1984 S (Seminole Electric Cooperative,
     Inc. gtd. by National Rural Utilities Cooperative
     Finance Corp.) V.R.D.B. 4.650%                        4,100       4,100
   St. Lucie County P.C.R. Series 1993 (Florida
     Power and Light):
     3.500% Mandatory Put 3/07/96                          2,000       2,000
     3.750% Mandatory Put 2/14/96                          2,000       2,000
                                                                      ------
                                                                       8,100

                                      4


                    Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------
   GEORGIA (2.0%)
*  Development Authority of Gwinnett County I.D.R.
     (Price Companies, Inc. L.O.C. NationsBank)
     V.R.D.B. 3.950%                                      $3,000     $ 3,000
   Hapeville Development Authority I.D.R. (Hapeville
     Hotel Ltd. L.O.C. Swiss Bank Corp.)
     V.R.D.B 6.000%                                          100         100
                                                                     -------
                                                                       3,100

----------------------------------------------------------------------------
   ILLINOIS  (6.8%)
*  Illinois Development Finance Authority
     Revenue Refunding (L.O.C. Swiss Bank
     Corporation) V.R.D.B.:
     5.250% (Brookdale)                                    1,000       1,000
     5.200% (River Oaks)                                     865         865
*  Illinois Development Finance Authority
     Sewage Facilities Revenue (Nutrasweet Co.
     Project gtd. by Monsanto Co.) V.R.D.B. 5.300%         3,200       3,200
   Illinois Health Facilities Authority Revenue:
     5.550% V.R.D.B. (Palos Community Hospital
     L.O.C. ABN Amro)                                        300         300
     3.900% Optional Put 2/8/96 (University of
     Chicago Hospital)                                     3,500       3,500
     5.600% V.R.D.B. (L.O.C. Bank One Indianapolis)          570         570
*  Southwestern Development Authority
     Solid Waste Disposal Revenue (Shell Oil Co.)
     6.150% V.R.D.B.                                       1,000       1,000
                                                                     -------
                                                                      10,435

----------------------------------------------------------------------------
   INDIANA (8.5%)
   Fort Wayne Hospital Authority Revenue
     (Parkview Memorial Hospital L.O.C. Fuji
     Bank, Ltd.) V.R.D.B.:
     5.600% Series B                                       3,000       3,000
     5.600% Series C                                       2,300       2,300
*  Franklin Economic Development Revenue
     Refunding (L.O.C. Federal Home Loan Bank,
     Indianapolis) V.R.D.B. 5.300%                         2,965       2,965
   Gary Enviromental Improvement Revenue (U.S.
     Steel L.O.C. Bank of Nova Scotia)
     V.R.D.B. 4.250%                                         500         500
*  Halifax County Industrial Facilities
     (Westmoreland L.O.C. Credit Suisse)
     V.R.D.B. 6.100%                                         300         300
*  LaPorte County Economic Development Revenue
     (Woodland Project L.O.C. Federal Home Loan
     Bank, Indianapolis) V.R.D.B. 5.300%                   2,000       2,000


                                      5


                      Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------
   MUNICIPAL SECURITIES - CONT.                             PAR       VALUE
----------------------------------------------------------------------------
   INDIANA -CONT.
   Petersburg P.C.R. Refunding Revenue Series
     1995 B (Indianapolis Power & Light
     (AMBAC Insured) V.R.D.B.  5.000%                     $2,000     $ 2,000
                                                                     -------
                                                                      13,065

----------------------------------------------------------------------------
   IOWA (1.3%)
   Iowa School Corporations Warrant Certificates
     (Capital Guaranty Insured) Series 1995-96
     Series A 4.750% 6/28/96                               2,000       2,009

----------------------------------------------------------------------------
   KENTUCKY (2.8%)
*  Covington I.D.R. Series 1991 (White Castle
     Distributing L.O.C. Bank One, Columbus)
     V.R.D.B. 5.350%                                       4,255       4,255

----------------------------------------------------------------------------
   LOUISIANA (1.7%)
*  Lake Charles Harbor & Terminal District P.C.R.
     (E.I. Dupont gtd by Conoco Inc.) V.R.D.B. 6.150%        700         700
   Lousiana Recovery District Sales Tax Revenue
     (MBIA Insured) 7.625% 7/01/96                         1,000       1,019
*  Parish of St. Charles P.C.R. (Shell Oil Co.)
     V.R.D.B. 6.150%                                         900         900
                                                                     -------
                                                                       2,619

----------------------------------------------------------------------------
   MARYLAND (1.9%)
*  Ann Arundel County E.D.R. (Baltimore
     Gas and Electric Company) 3.900%
     Mandatory Put 1/30/96                                 3,000       3,000

----------------------------------------------------------------------------
   MICHIGAN (3.6%)
   Detroit School District State School Aid Notes
     Series 1995 4.500% 5/01/96                            2,500       2,505
   Michigan Job Development Authority P.C.R.
     Series 1985 (Mazda Motor Manufacturing
     USA Corp. L.O.C. Sumitomo Bank, Ltd.)
     V.R.D.B. 5.250%                                       3,000       3,000
                                                                     -------
                                                                       5,505

----------------------------------------------------------------------------
   MINNESOTA (1.0%)
*  Minnesota Housing Finance Authority Single
     Family Mortgage Series N 3.600% Mandatory
     Put 12/12/96                                          1,600       1,600

----------------------------------------------------------------------------
   MISSISSIPPI (0.6%)
   Claiborne County (Southern Mississippi Electric
     gtd. by National Rural Utilites Cooperative Finance
     Corp.) 3.700% Mandatory Put 2/13/96                   1,000       1,000


                                      6


                    Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------
   MISSOURI (2.9%)
*  Jefferson County (GHF Holdings L.O.C.
     Bank One, Indianapolis) V.R.D.B. 5.350%              $4,410    $ 4,410

----------------------------------------------------------------------------
   NEW HAMPSHIRE (3.9%)
*  New Hampshire I.D.R. (New England
     Power Co.) 4.050% Mandatory Put 2/09/96               6,000      6,000

----------------------------------------------------------------------------
   NEW MEXICO (0.6%)
*  Santa Fe Single Family Mortgage Revenue 4.000%
     Mandatory Put 11/15/96                                1,000      1,000

----------------------------------------------------------------------------
   NEW YORK (2.0%)
   New York City R.A.N.  Series B 4.750% 6/28/96           3,000      3,012

----------------------------------------------------------------------------
   NORTH CAROLINA (0.6%)
   North Carolina Educational Facilities Financing
     Revenue (Bowman Grey School Medical Project
     L.O.C. Wachovia Bank) V.R.D.B. 5.000%                 1,000      1,000

----------------------------------------------------------------------------
   OHIO (0.3%)
   Ohio Enviromental Improvement Revenue
     (L.O.C. Pittsburgh National Bank)
     V.R.D.B. 4.000%                                         400        400

----------------------------------------------------------------------------
   OREGON (1.0%)
   Klamath Falls Electric Revenue Salt Caves
     Hydroelectricity Series D 4.400%
     Mandatory Put 5/01/96                                 1,500      1,500

----------------------------------------------------------------------------
   PENNSYLVANIA (3.3%)
   Pennsylvania T.A.N. Series 1995-96
     4.500% 6/28/96                                        3,000      3,011
   Philadelphia T.R.A.N. 4.500% 6/27/96                    2,000      2,005
                                                                    -------
                                                                      5,016

----------------------------------------------------------------------------
   SOUTH CAROLINA (8.6%)
*  South Carolina Economic Development Authority
     (Specialty Equipment Companies L.O.C.
     Barclays Bank PLC) V.R.D.B. 5.350%                    3,000      3,000
   South Carolina Local Education Agencies Pooled
     Tax and Revenue Anticipation Note Program
     Series 1995 A 5.000% 8/14/96                          5,000      5,015
   York County P.C.R. (gtd. by National Rural
     Utilities Cooperative Finance Corp.):
     3.800% Optional Put 2/15/96 (Saluda River)            3,300      3,300
     3.800% Optional Put 2/15/96 (North
     Carolina Electric Co.)                                2,000      2,000
                                                                    -------
                                                                     13,315



                    Investment Portfolio/December 31, 1995
---------------------------------------------------------------------------
   MUNICIPAL SECURITIES - CONT.                             PAR      VALUE
---------------------------------------------------------------------------
   TENNESSEE (3.7%)
   Blount County Hospital Revenue Refunding
     Series 1996 A (MBIA Insured) 3.900% 7/01/96          $1,775    $ 1,775
*  McMinn County Industrial Development Board
     I.D.R. (L.O.C. NBD Bank) V.R.D.B. 5.250%              4,000      4,000
                                                                    -------
                                                                      5,775

---------------------------------------------------------------------------
   TEXAS (11.1%)
   Denton I.D.R. (Safety-Kleen Corp. L.O.C. Swiss
     Bank Cooperation) V.R.D.B. 5.050%                       830        830
*  Harris County Industrial Development Corp.
     (Exxon Corp.) 6.150% V.R.D.B.                           500        500
*  Harris County Industrial Development Corp. I.D.R.
     (Precision General Project L.O.C. Morgan
     Guaranty) V.R.D.B. 5.350%                             2,060      2,060
*  North Texas Higher Education Authority Texas
     Student Loan Revenue Refunding Series A
     L.O.C. Student Loan Marketing Association)
     V.R.D.B. 5.250%                                       1,100      1,100
*  Robertson County Industrial Development Corp.
     I.D.R. Series 1995 (L.O.C. Harris Bank)
     V.R.D.B. 5.200%                                       1,800      1,800
*  San Antonio Airport Lease Special Project
     Revenue (Hedrick Beechcraft, Inc. gtd. by
     Raytheon Co.) Series 1992 V.R.D.B. 5.250%             3,900      3,900
   Texas G.O. Veteran's Housing Assistance
     Program Funding Series 1995 V.R.D.B. 5.050%           2,000      2,000
   Texas T.R.A.N. 4.750% 8/30/96                           5,000      5,026
                                                                    -------
                                                                     17,216

---------------------------------------------------------------------------
   VERMONT (0.3%)
*  Vermont I.D.R. (Rye Gate L.O.C. ABN
     Amro) V.R.D.B. 5.100%                                   500        500

---------------------------------------------------------------------------
   WASHINGTON (1.3%)
*  Yakima County Public Corp I.D.R. (L.O.C.
     Bayerische Vereinsbank AG)
     V.R.D.B. 5.350%                                       2,000      2,000

---------------------------------------------------------------------------
   WISCONSIN (12.2%)
*  Carlton P.C.R. Series 1988 (Wisconsin
     Power and Light) V.R.D.B. 5.150%                      6,500      6,500
*  Fond Du Lac I.D.R. (Brenner Tank Inc. L.O.C.
     Bank One, Milwaukee) V.R.D.B. 5.350%                  3,825      3,825
*  Holland I.D.R. (White Clover Daily Inc. L.O.C.
     Bank One, Milwaukee) V.R.D.B. 5.350%                  3,085      3,085




                    Investment Portfolio/December 31, 1995
----------------------------------------------------------------------------
   WISCONSIN -CONT.
*  Kenosha I.D.R. (Monarch Plastics Inc. L.O.C.
     Bank One, Milwaukee) V.R.D.B. 5.350%                 $2,430    $  2,430
*  Oak Creek I.D.R. Series 1995 (McAdams Graphics
     L.O.C. Bank One, Milwaukee) V.R.D.B. 5.450%           2,000       2,000
   Wisconsin Health Facilities Authority Revenue
     (Franciscan Health L.O.C. Toronto Dominion
     Bank) V.R.D.B. 5.500%                                 1,000       1,000
                                                                    --------
                                                                      18,840
                                                                    --------
   TOTAL MUNICIPAL SECURITIES (100.0%)
     (Amortized Cost $155,291)                                       155,291
                                                                    --------

   OTHER ASSETS & LIABILITIES, NET- (-0.5%)                             (705)
----------------------------------------------------------------------------

   NET ASSETS (100.0%)                                              $154,586
                                                                    --------


* These securities are subject to Alternative Minimum Tax. At December 31, 1995 these securities represented 51.7 percent of net assets.






        See notes to financial statements.

                   STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1995 (UNAUDITED)


(in thousands)
ASSETS
Investments at value (cost $155,291)                                     $ 155,291

Receivable for:
  Interest                                                  $   1,115        1,115
                                                            ---------    ---------
    Total Assets                                                           156,406

LIABILITIES
Payable for:
  Investments purchased                                         1,781
  Management fee                                                   32
  Other                                                             7
                                                            ---------
    Total Liabilities                                                        1,820
                                                                         ---------

NET ASSETS applicable to investors' beneficial interests                 $ 154,586
                                                                         ---------




                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1995
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest income                                                          $   1,607

EXPENSES
Management fee                                              $     100
Custodian fees                                                     11
Accounting fees                                                     7
Audit & legal fees                                                 10
Trustees fee                                                        4
Other                                                             (13)         119
                                                            ---------    ---------

       Net Investment Income                                             $   1,488
                                                                         ---------




   See notes to financial statements.

                   STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                        (unaudited)
                                                        Period ended
(in thousands)                                          December 31
                                                        ------------
INCREASE (DECREASE) IN NET ASSETS                           1995
Operations:
Net investment income                                    $   1,488

Transactions in investors' beneficial interest
Contributions                                              183,424
Withdrawals                                                (30,326)
                                                         ---------
    Net transactions in investors' beneficial interest     153,098
                                                         ---------
        Total Increase                                     154,586

NET ASSETS
Beginning of period
End of period (net of undistributed net
  investment income of $153)                             $ 154,586
                                                         ---------


                              FINANCIAL HIGHLIGHTS

                                               Period ended
                                               December 31
                                               ------------
                                                   1995

RATIOS TO AVERAGE NET ASSETS
   Expenses                                        3.24% (a)
   Net investment income                           0.30% (a)


   (a) Annualized

   See notes to financial statements.

                   STEIN ROE & FARNHAM MUINCIPAL MONEY MARKET

                                   PORTFOLIO

                         NOTES TO FINANACIAL STATEMENTS
                         DECEMBER 31, 1995 (UNAUDITED)

              NOTE 1.  ACCOUNTING POLICIES
              ------------------------------------------------------------------
              The following are the significant accounting policies of Stein Roe & Farnham Municipal Money Market Portfolio (the "Portfolio"), a series of the SR&F Base Trust (a Massachusetts business trust).

              All securities are valued as of December 29, 1995, the last business day of the period. Municipal securities of the SR&F Municipal Money Market Portfolio are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses.

              No provision is made for federal income taxes since the Portfolio complies and intends to continue complying with the applicable provisions of the Internal Revenue Service Code. Accordingly, no provisions for federal income taxes is considered necessary.

              Securities purchased on a when issued or delayed delivery basis may be settled a month or more after transaction date. These securities are subject to market fluctuation during this period.

              A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities.


              NOTE 2.  TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
              ------------------------------------------------------------------
              The SR&F Municipal Money Market Portfolio pay a monthly management fee to Stein Roe & Farnham Inc. (the "Adviser"), an indirect wholly-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for the SR&F Municipal Money Market Portfolio is computed at an annual rate of 0.25 of 1 percent of average daily net assets.

              Pursuant to an agreement with the Portfolio, the Adviser provides certain accounting services. For the period ended December 31, 1995, SR&F Municipal Money Market Portfolio incurred charges of $6,901.

              Certain officers and Trustees of the Trust are also officers of the Adviser. The compensation of Trustees not affiliated with the Adviser for the Portfolio was $4,089 for the six months ended December 31, 1995.


              NOTE 3.  SHORT-TERM DEBT
              ------------------------------------------------------------------
              To facilitate liquidity, the Portfolio maintains a borrowing arrangement under which it can borrow against portfolio securities. There were no borrowings for the Portfolio during the period ended December 31, 1995.

                 Notes to Financial Statements/December 31, 1995
              ------------------------------------------------------------------

              NOTE 4. INVESTMENT TRANSACTIONS
              ------------------------------------------------------------------
              The aggregate cost of purchases and proceeds from sales or maturities of securities for the period ended December 31, 1995, were $75,667 and $79,774 respectively.

              NOTE 5. PORTFOLIO COMPOSITION
              ------------------------------------------------------------------
              The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government obligations and set aside to pay off the original issue at the first call date or maturity. The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of interest and principal in the event of default.

              The SR&F Municipal Money Market Portfolio's investments include certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer in the event of default of the issuer. At December 31, 1995, 47.3% of the portfolio was backed by bank letters of credit.

              NOTE 6. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
              ------------------------------------------------------------------
              The SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on September 28, 1995. At commencement, the Stein Roe Municipal Money Market Fund contributed $131,562,890 in securities and other assets and the Colonial Municipal Money Market Fund contributed $24,119,075 in securities and other assets which represented ownership of 84.5 percent and 15.5 percent, respectively.

              The Portfolio allocates net asset value, income and expenses based on the respective percentage ownership of each investor on a daily basis. At December 31, 1995 Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 84.1 percent and
              15.9 percent, respectively.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                        STATEMENT OF ASSETS & LIABILITIES

                          DECEMBER 31, 1995 (UNAUDITED)


(in thousands except for per share amounts)
ASSETS
Investments in SR&F Municipal Money Market
  Portfolio at amortized cost                                $24,531

Receivable for:
  Fund shares sold                               $  71
Expense reimbursement due
  from adviser                                       2
Other                                               78           151
                                                 -----       -------
    Total Assets                                              24,682

LIABILITIES
Payable for:
  Distributions                                      5
  Fund shares repurchased                        1,856
Accrued:
  Deferred Trustees fees                             1
Other                                                1
                                                 -----
    Total Liabilities                                          1,863
                                                             -------

NET ASSETS                                                   $22,819
                                                             -------

Net asset value & redemption price per share -
Class A ($19,943/19,944)                                       $1.00
                                                             -------

Net asset value & offering price per share -
Class B ($2,876/2,876)                                         $1.00(a)
                                                             -------

COMPOSITION OF NET ASSETS
Capital paid in                                              $22,820
Undistributed net investment income                                1
Accumulated net realized loss                                     (2)
                                                             -------
                                                             $22,819
                                                             -------


   (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


   See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)


(in thousands)
INVESTMENT INCOME
Interest income                                       $238
Interest income from
    SR&F Municipal Money Market Portfolio              247

Expenses allocated from
    SR&F Municipal Money Market Portfolio              (18)
                                                      ----
                                                       467


EXPENSES
Administration fee                            $ 47
Service fee - Class B                            4
Distribution fee - Class B                      10
Transfer agent                                  28
Bookkeeping fee                                 11
Trustees fee                                     6
Audit fee                                       11
Custodian fee                                    1
Legal fee                                        9
Registration fee                                18
Reports to shareholders                          5
Other                                            3
                                               ---
                                               153
Fees and expenses waived or borne
  by the Administrator                         (63)     90
                                               ---    ----
       Net Investment Income                          $377
                                                      ----



   See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                (unaudited)    Period
                                               Period ended    ended
(in thousands)                                  December 31   June 30
                                               ------------   -------
                                                   1995         1994
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                             $   377     $   518

Distributions:
From net investment income - Class A                 (348)       (485)
From net investment income - Class B                  (28)        (35)
                                                  -------     -------
                                                        1          (2)
Fund Share Transactions:
Receipts for shares sold - Class A                 29,680      32,426
Value of distributions reinvested - Class A           342         386
Cost of shares repurchased - Class A              (34,755)    (36,942)
                                                  -------     -------
                                                   (4,733)     (4,130)
                                                  -------     -------
Receipts for shares sold - Class B                  2,783       4,502
Value of distributions reinvested - Class B            23          26
Cost of shares repurchased - Class B               (3,041)     (5,285)
                                                  -------     -------
                                                     (235)       (757)
                                                  -------     -------
    Net Decrease from Fund Share Transactions      (4,968)     (4,887)
                                                  -------     -------
        Total Decrease                             (4,967)     (4,889)
NET ASSETS
Beginning of period                                27,786      32,675
                                                  -------     -------
End of period (net of overdistributed net
  investment income of $1 and none,
  respectively)                                   $22,819     $27,786
                                                  -------     -------
NUMBER OF FUND SHARES
Sold - Class A                                     29,680      32,426
Issued for distributions reinvested - Class A         342         385
Repurchased - Class A                             (34,755)    (36,942)
                                                  -------     -------
                                                   (4,733)     (4,131)
                                                  -------     -------
Sold - Class B                                      2,783       4,502
Issued for distributions reinvested - Class B          23          26
Repurchased - Class B                              (3,040)     (5,285)
                                                  -------     -------
                                                     (234)       (757)
                                                  -------     -------


See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1995

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of the Administrator of Colonial Municipal Money Market Fund
(the Fund) formerly Colonial Tax-Exempt Money Market Fund, a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (15.9% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares and offers Class A and Class B shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (and disclosures of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B service and distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
Class B per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

                Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Through September 27, 1995, Colonial Management Associates, Inc., was the investment Adviser of the Fund furnishing accounting and other services and office facilities for a monthly fee equal to 0.50% of average net assets. Through September 27, 1995, management fees paid during the period amounted to $33,610.

ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) is the administrator of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1995, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $7,095 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares only.
The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

                Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
--------------------------------------------------------------------------------
On September 15, 1995, a special meeting of shareholders was held and the conversion of the Fund to the master fund/feeder fund structure with new fundamental and non- fundamental investment policies was approved. The conversion was effective September 28, 1995. Out of the shares of beneficial interest outstanding on June 30, 1995, 11,886,162 voted for the conversion of the Fund to the master fund/feeder fund structure with new fundamental and non-fundamental investment policies, 403,477 voted against and 2,973,428 abstained. Of the shares of beneficial interest outstanding that abstained, 610,277 represented broker non-votes.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


     Selected data for a share of each class outstanding throughout each period are as follows:

                                                                (unaudited)
                                                                Period ended                         Period ended
                                                               December 31 (c)                        June 30(b)
                                                       ----------------------------------------------------------------
                                                                   1995                                   1995
                                                       Class A               Class B             Class A        Class B
                                                       -------               -------             -------        -------
Net asset value -
   Beginning of period                                 $ 1.000               $1.000              $ 1.000        $1.000
                                                       -------               ------              -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.015                0.011                0.018         0.012
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.015)              (0.011)              (0.018        (0.012)
                                                       -------               ------              -------        ------
Net asset value -
   End of period                                       $ 1.000               $1.000              $ 1.000        $1.000
                                                       -------               ------              -------        ------
Total return (d)(e)                                       1.65%(f)(g)          1.39%(f)(g)          1.80%(f)      1.20%
                                                       -------               ------              -------        ------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                  0.75%(h)             1.75%(h)             0.75%(h)      1.75%
Fees and expenses waived or
   borne by the adviser                                   0.50%(h)             0.50%(h)             0.36%(h)      0.36%
Net investment income                                     3.10%(h)             2.10%(h)             3.05%(h)      2.05%
Net assets at end
of period (000)                                        $19,943               $2,876              $24,675        $3,111



(a) Net of fees and expenses waived or
      borne by the Administrator
      which amounted to ..............                 $ 0.002               $0.002              $ 0.002        $0.002

(b) The Fund changed its fiscal year end from November 30 to June 30 in 1995.
(c) Effective September 28, 1995, SR&F became the investment Adviser of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(f) Not annualized.
(g) Total returns which include periods prior to September 28, 1995, include performance of
      SR&F, which had no 12b-1 fees.
(h) Annualized.



                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - CONTINUED




                       Year ended November 30
         ---------------------------------------------------
                  1994                         1993
         Class A       Class B         Class A       Class B
         -------       -------         -------       -------

        $ 1.000         $1.000         $ 1.000       $1.000
        -------         ------         -------       ------

          0.020          0.010           0.017        0.009

         (0.020)        (0.010)         (0.017)      (0.009)


        $ 1.000         $1.000         $ 1.000       $1.000
        -------         ------         -------       ------
           2.00%          1.01%           1.73%        0.93%
        -------         ------         -------       ------


           0.60%          1.60%           0.75%        1.75%

           0.59%          0.59%           0.50%        0.50%
           2.05%          1.05%           1.69%        0.69%

        $28,808         $3,867         $18,618       $  908







        $0.006          $0.006         $0.005        $0.005

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - CONTINUED


Selected data for a share of each class outstanding throughout each period are as follows:



                                                                 Year ended November 30
                                                  ----------------------------------------------
                                                           1992           1991           1990
                                                  Class A      Class B (b)  Class A    Class B
                                                  ----------   --------   ---------    ---------
Net asset value -
   Beginning of period                             $ 1.000     $1.000       $ 1.000     $ 1.000
                                                   -------     ------       -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.024      0.007         0.042       0.055
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.024)    (0.007        (0.042)     (0.055)
                                                   -------     ------       -------     -------
Net asset value -
   End of period                                   $ 1.000     $1.000       $ 1.000     $ 1.000
                                                   -------     ------       -------     -------
Total return (c)(d)                                   2.44%      0.68%(e)      4.26%       5.64%
                                                   -------     ------       -------     -------

RATIOS TO AVERAGE NET ASSETS
Expenses                                              0.75%      1.75%(f)      0.75%       0.75%
Fees and expenses waived or
   borne by the adviser                               0.61%      0.79%(f)      0.53%       0.38%
Net investment income                                 2.42%      1.42(f)       4.23%       5.50%
Net assets at end
of period (000)                                    $34,956     $  135       $28,355     $37,158



(a) Net of fees and expenses waived or
      borne by the Administrator
      which amounted to ..............             $ 0.006     $0.003       $ 0.005     $ 0.004

(b) Class B shares were initially offered on May 5, 1992.  Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(e) Not annualized.
(f) Annualized.


                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Money Market Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, Ma 02105-1722
1-800-345-6611

Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios
--------------------------------------------------------------------------------
                                   TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                        ------------------------------
                        NOT FDIC-    MAY LOSE VALUE
                        INSURED      NO BANK GUARANTEE
                        ------------------------------

            COLONIAL INVESTMENT SERVICES, INC. Distributor /c/ 1996
    One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            TM-03/708B-1295 (2/96)


--------------------------------------------------------------------------------